LONG-TERM INVESTMENTS - Equity method investments and equity investments without readily determinable fair value (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 609,656		$ 557,615
Other equity investments	5,564		15,575
Total	$ 615,220	$ 79,044	$ 573,190